Derivative Instruments and Hedging Activities Level 4 (Details) - Summary of Financial Instruments (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Notional Amount of Cash Flow Hedge Instruments	$ 325	$ 350
Fair Value Liability of Cash Flow Hedging Instruments - Interest swap - 2010	0	(2)
Australian dollar interest swap [Member]
Derivatives, Fair Value [Line Items]
Notional Amount of Derivative Instruments Not Designated as Hedging Instruments - Australian dollar interest swap	6	6
Fair Value Liability of Derivative Instruments Not Designated as Hedging Instruments - Australian dollar interest swap	0	0
Electricity contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount of Commodity Contracts Not Designated as Hedging Instruments	3	3
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value	(1)	(1)
Natural gas futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount of Commodity Contracts Not Designated as Hedging Instruments	3	5
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value	$ 0	$ 0